Property, Plant and Equipment - Summary of assets used by the Company (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,072,050.3		$ 1,062,542.3
Additions	564,283.0		300,024.4	$ 322,493.9
Ending balance	1,352,377.4	$ 45,214.9	1,072,050.3	1,062,542.3
Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	1,352,313.9
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,372,779.1		3,080,615.1	2,773,250.8
Additions			300,024.4	322,493.9
Disposals or retirements			(7,174.2)	(9,967.8)
Effect of disposal of subsidiary				(66.5)
Effect of exchange rate changes			(686.2)	(5,105.6)
Ending balance			3,372,779.1	3,080,615.1
Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,372,216.5
Additions	564,283.0
Disposals or retirements	(18,583.9)
Transfers from right-of-use assets	619.8
Effect of disposal of subsidiary	(0.5)
Effect of exchange rate changes	(6,938.6)
Ending balance	3,911,596.3		3,372,216.5
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,300,728.8		2,018,072.8	1,775,473.1
Additions			288,124.9	255,796.0
Disposals or retirements			(5,962.6)	(8,520.6)
Reversal of impairment			423.5
Effect of disposal of subsidiary				(56.7)
Effect of exchange rate changes			70.2	(4,628.7)
Ending balance			2,300,728.8	2,018,072.8
Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,300,253.9
Additions	278,764.9
Disposals or retirements	(14,067.3)
Reversal of impairment	(301.4)
Transfers from right-of-use assets			20.7
Effect of disposal of subsidiary	(0.5)
Effect of exchange rate changes	(5,387.9)
Ending balance	2,559,282.4		2,300,253.9
Land and Land Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,460.8		3,472.7
Ending balance			3,460.8	3,472.7
Land and Land Improvements [Member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	3,453.1
Land and Land Improvements [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,011.4		3,983.2	4,049.3
Effect of exchange rate changes			28.2	(66.1)
Ending balance			4,011.4	3,983.2
Land and Land Improvements [Member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,011.4
Effect of exchange rate changes	(19.6)
Ending balance	3,991.8		4,011.4
Land and Land Improvements [Member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	550.6		510.5	524.8
Additions			20.9	27.8
Effect of exchange rate changes			19.2	(42.1)
Ending balance			550.6	510.5
Land and Land Improvements [Member] | Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	550.6
Additions	1.6
Effect of exchange rate changes	(13.5)
Ending balance	538.7		550.6
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	200,340.2		184,688.1
Ending balance			200,340.2	184,688.1
Buildings [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	195,015.7
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	418,714.3		379,134.6	304,404.5
Additions			40,396.4	75,594.7
Disposals or retirements			(410.9)	(37.0)
Effect of exchange rate changes			(405.8)	(827.6)
Ending balance			418,714.3	379,134.6
Buildings [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	418,151.7
Additions	21,448.5
Disposals or retirements	(159.0)
Effect of exchange rate changes	(1,366.2)
Ending balance	438,075.0		418,151.7
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	218,374.1		194,446.5	174,349.1
Additions			24,293.4	20,844.6
Disposals or retirements			(399.0)	(28.8)
Effect of exchange rate changes			33.2	(718.4)
Ending balance			218,374.1	194,446.5
Buildings [member] | Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	217,899.2
Additions	26,026.6
Disposals or retirements	(144.4)
Effect of exchange rate changes	(722.1)
Ending balance	243,059.3		217,899.2
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	679,481.2		692,303.4
Reversal of impairment	301.4		423.5
Ending balance			679,481.2	692,303.4
Machinery and equipment | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	608,357.0
Machinery and equipment | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,728,760.2		2,487,752.3	2,042,867.7
Additions			247,042.3	458,605.8
Disposals or retirements			(5,972.5)	(9,553.0)
Effect of disposal of subsidiary				(51.2)
Effect of exchange rate changes			(61.9)	(4,125.8)
Ending balance			2,728,760.2	2,487,752.3
Machinery and equipment | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,728,760.2
Additions	179,798.4
Disposals or retirements	(17,381.6)
Transfers from right-of-use assets	619.8
Effect of exchange rate changes	(5,173.8)
Ending balance	2,886,623.0		2,728,760.2
Machinery and equipment | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,049,279.0		1,795,448.9	1,577,377.5
Additions			258,195.3	229,985.6
Disposals or retirements			(4,773.6)	(8,114.3)
Reversal of impairment			423.5
Effect of disposal of subsidiary				(42.8)
Effect of exchange rate changes			(15.1)	(3,765.3)
Ending balance			2,049,279.0	1,795,448.9
Machinery and equipment | Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,049,279.0
Additions	246,724.2
Disposals or retirements	(12,880.8)
Reversal of impairment	(301.4)
Transfers from right-of-use assets			20.7
Effect of exchange rate changes	(4,575.7)
Ending balance	2,278,266.0		2,049,279.0
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,857.1		14,724.6
Ending balance			15,857.1	14,724.6
Office equipment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	17,193.0
Office equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	48,382.2		42,391.5	34,729.6
Additions			6,773.4	8,195.9
Disposals or retirements			(790.8)	(377.8)
Effect of disposal of subsidiary				(14.8)
Effect of exchange rate changes			8.1	(142.9)
Ending balance			48,382.2	42,391.5
Office equipment [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	48,382.2
Additions	7,415.0
Disposals or retirements	(1,043.3)
Effect of disposal of subsidiary	(0.5)
Effect of exchange rate changes	(142.0)
Ending balance	54,611.4		48,382.2
Office equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	32,525.1		27,666.9	23,221.7
Additions			5,615.3	4,938.0
Disposals or retirements			(790.0)	(377.5)
Effect of disposal of subsidiary				(13.9)
Effect of exchange rate changes			32.9	(102.9)
Ending balance			32,525.1	27,666.9
Office equipment [member] | Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	32,525.1
Additions	6,012.5
Disposals or retirements	(1,042.1)
Effect of disposal of subsidiary	(0.5)
Effect of exchange rate changes	(76.6)
Ending balance	37,418.4		32,525.1
Equipment under installation and construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	172,911.0		167,353.5
Ending balance			172,911.0	167,353.5
Equipment under installation and construction in progress [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	528,295.1
Equipment under installation and construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	172,911.0		167,353.5	387,199.7
Additions			5,812.3	(219,902.5)
Effect of disposal of subsidiary				(0.5)
Effect of exchange rate changes			(254.8)	56.8
Ending balance			172,911.0	$ 167,353.5
Equipment under installation and construction in progress [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	172,911.0
Additions	355,621.1
Effect of exchange rate changes	(237.0)
Ending balance	$ 528,295.1		$ 172,911.0